Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit (loss) before taxes	R$ (9,087,088)	R$ 21,340,608	R$ (5,557,540)
Non-cash items
Loss (gain) on financial instruments	3,606,618	(2,043,357)	5,120,203
Fair value adjustment to borrowings and financing	527,465	(13,928,659)
Present value adjustment to other liabilities	59,214	(1,167,043)	(4,873,000)
Gain on the restructuring of third-party borrowings		(11,054,800)
Transaction with derivative financial instruments	(55,025)
Depreciation and amortization	6,873,945	5,811,123	5,109,292
Onerous obligation	1,230,820	4,883,620
Expected credit losses on receivables	489,396	851,271	784,403
Impairment losses (reversal)	2,111,022	291,758	(4,747,141)
Provisions/(reversals)	216,438	93,026	7,362,304
Earnings of equity investees	5,174	13,492	433
Loss on disposal of capital assets	235,535	215,398	211,735
Concession Agreement Extension Fee – ANATEL	359,465	68,333	88,658
Employee and management profit sharing	260,207	237,253	298,789
Tax Recovery	(3,617,919)
Monetary correction to provisions/(reversals)	1,620,378	226,870	674,668
Monetary correction to tax refinancing program	16,159	28,079	27,294
Other	(538,974)	(637,251)	450,281
Adjustments to reconcile profit (loss)	4,312,830	5,229,721	4,950,379
Changes in assets and liabilities
Accounts receivable	(306,240)	(365,771)	(253,469)
Inventories	(21,113)	(48,280)	173,283
Taxes	1,322,267	121,951	477,164
Investment and redemption of financial assets	40,141	(87,744)	174,256
Trade payables	(678,046)	(860,900)	(374,003)
Payroll, related taxes and benefits	(313,169)	(253,902)	(42,727)
Licenses and concessions	(127,313)
Provisions	(462,299)	(434,974)	(426,649)
Changes in assets and liabilities held for sale	(29,829)	(257,643)	701,416
Other assets and liabilities	(252,683)	525,660	(467,067)
Changes in assets and liabilities	(828,284)	(1,661,603)	(37,796)
Financial charges paid - debt	(926,910)	(19,215)	(1,412)
Financial charges paid - other	(352)	(2,884)	(2,515)
Income tax and social contribution paid - Company	(85,680)	(495,038)	(314,162)
Income tax and social contribution paid - third parties	(159,966)	(188,445)	(192,736)
Change in operating assets other	(1,172,908)	(705,582)	(510,825)
Net cash generated by operating activities	2,311,638	2,862,536	4,401,758
Cash flows from investing activities
Capital expenditures	(7,425,513)	(5,246,241)	(4,344,238)
Proceeds from the sale of investments, tangibles and intangibles	106,097	22,276	5,016
Dividends received from investments abroad (Note 33)	226,525
Judicial deposits	(477,010)	(775,953)	(425,563)
Redemption of judicial deposits	719,223	1,083,043	343,129
Net cash used in investing activities	(6,850,678)	(4,916,875)	(4,421,656)
Cash flows from financing activities
Repayment of principal of borrowings, financing, and derivatives	(11,824)	(161,884)	(659)
Proceeds from derivative financial instrument transactions	72,113
Capital increase	4,000,000
Commitment to investors premium	(58,489)
Payments of obligation for licenses and concessions		(1,491)	(104,449)
Payments of obligation for tax refinancing program	(151,862)	(265,495)	(226,776)
Payment of dividends and interest on capital	(437)	(54)	(59,462)
Payment of Leases	(1,611,273)
Exercise of warrants		4,580
Share buyback	(2,572)		(300,429)
Net cash used in financing activities	2,235,656	(424,344)	(691,775)
Foreign exchange differences on cash equivalents		1,328	11,105
Cash flows for the year	(2,303,384)	(2,477,355)	(700,568)
Cash and cash equivalents
Closing balance	2,081,945	4,385,329	6,862,684
Opening balance	4,385,329	6,862,684	7,563,252
Changes in the year	(2,303,384)	(2,477,355)	(700,568)
Non-cash transactions
Acquisition of Property, Plant and Equipment and Intangible assets (incurring liabilities)	490,395	1,034,475	1,451,068
Offset of judicial deposits against provision for contingencies	395,143	845,088	R$ 382,071
Shares issued to backstop investors	337,475
Settlement of payables for own shares	R$ 46,680
Conversion of debt into shares		R$ 11,613,980